Jul. 19, 2024
FIRST AMERICAN FUNDS TRUST
Institutional Prime Obligations Fund | Class T

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Institutional Prime Obligations Fund | Class V

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Institutional Prime Obligations Fund | Class Y

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Institutional Prime Obligations Fund | Class Z

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”